Borrowings - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 22, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 14, 2022	Apr. 22, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Gross proceeds from issuance of debt			$ 345,000
Number of warrants exercised for issuance of shares		7,752,009	6,469,046	7,325,413			32,092
Exercise price of warrants					$ 1.77	$ 150
Promissory note allocated to the equity warrants	$ 88,000
Promissory note
Debt Instrument [Line Items]
Promissory note allocated to the equity warrants		$ 88,000
Promissory note allocated to the promissory notes		262,000
Accretion expense		$ 62,000	$ 0
Promissory note | Second Century Ventures
Debt Instrument [Line Items]
Gross proceeds from issuance of debt	350,000
Proceeds from issuance of debt after issuance costs	$ 345,000
Interest rate per annum						8.00%
Number of warrants exercised for issuance of shares						75,000
Exercise price of warrants						$ 0.002